Segment Reporting	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING
23.	SEGMENT REPORTING

The Company has determined that it operates in two main operating segments: (1) Solar PV products and (2) High performance computing products.

The Company’s CODM, Chief executive officer (Huang Weiqi), measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. Although most of the Company’s long-lived assets are located in the PRC, for the fiscal year ended September 30, 2025, 60% solar PV products sold to PRC and 38% sold to other countries, and 2% HPC products sold to PRC and no HPC products sold to other countries. So the Company presented geographical information as requested.

The breakdown of total revenues by geographic market for the fiscal years ended September 30, 2024 and 2023 is presented as follows.

	For the Years Ended September 30,
	2025		2024
	Amount	%	Amount	%
Mainland China	$39,309,328	62%	$39,897,231	80%
Asia other than mainland China	14,790,511	23%	4,486,691	9%
Others	9,211,357	15%	5,480,125	11%
Total	$63,311,196	100%	$49,864,047	100%

The following tables present the summary of each reportable segment’s revenue and income, which is considered as a segment operating performance measure, for the years ended September 30, 2025, and 2024:

For the Year Ended September 30, 2025

	Solar PV products	High performance computing products	Others	Consolidated
Current assets	$25,388,943	$5,938,612	138,515	$31,466,070
Non-current assets	9,458,339	—	—	9,458,339
Revenues	61,646,464	1,278,785	385,947	63,311,196
Segment gross profit	6,149,690	115,859	34,892	6,300,441
Segment gross margin	9.98%	9.06%	9.04%	9.95%

For the Year Ended September 30, 2024

	Solar PV products	High performance computing products	Consolidated
Current assets	$18,494,905	$6,935,052	$25,429,957
Non-current assets	6,521,966	—	6,521,966
Revenues	46,486,751	3,377,296	49,864,047
Segment gross profit	6,151,656	382,483	6,534,139
Segment gross margin	13.23%	11.33%	13.10%